Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Changes in Intangible Assets and Goodwill
Net book value	€ 43,257,000	€ 46,220,000
Cost
Changes in Intangible Assets and Goodwill
Intangible assets, including assets held for sale			€ 158,138,000
Transfer of assets held for sale			(13,505,000)
Balance at the beginning of the period	145,388,000	144,633,000
Exchange movements	(1,473,000)	(1,129,000)
Decrease through loss of control of subsidiary, intangible assets and goodwill	1,934,000
Arising on acquisition	5,000	27,000
Additions	3,011,000	2,555,000
Disposals	1,545,000	601,000
Other	16,000	(97,000)
Balance at the end of the period	143,468,000	145,388,000
Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Intangible assets, including assets held for sale			99,574
Transfer of assets held for sale			(3,732,000)
Balance at the beginning of the period	99,168,000	95,842,000
Exchange movements	(880,000)	(820,000)
Decrease through loss of control of subsidiary, intangible assets and goodwill	(952,000)
Amortisation charge for the year	4,399,000	4,821,000
Disposals	(1,521,000)	(588,000)
Other	(3,000)	(87,000)
Balance at the end of the period	100,211,000	99,168,000
Goodwill.
Changes in Intangible Assets and Goodwill
Net book value	26,734,000	26,808,000
Goodwill. | Cost
Changes in Intangible Assets and Goodwill
Intangible assets, including assets held for sale			93,990
Transfer of assets held for sale			(3,680)
Balance at the beginning of the period	90,221,000	90,310
Exchange movements	(313,000)	(90,000)
Arising on acquisition	5,000	1,000
Balance at the end of the period	89,913,000	90,221,000
Goodwill. | Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Intangible assets, including assets held for sale			65,752
Transfer of assets held for sale			(2,086)
Balance at the beginning of the period	63,413,000	63,666
Exchange movements	(234,000)	(253,000)
Balance at the end of the period	63,179,000	63,413,000
Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Net book value	11,420,000	13,821,000
Licence and spectrum fees | Cost
Changes in Intangible Assets and Goodwill
Intangible assets, including assets held for sale			40,973
Transfer of assets held for sale			(9,472)
Balance at the beginning of the period	30,775,000	31,501
Exchange movements	(855,000)	(1,023,000)
Decrease through loss of control of subsidiary, intangible assets and goodwill	1,712,000
Arising on acquisition		10,000
Additions	747,000	359,000
Disposals	158,000	72,000
Balance at the end of the period	28,797,000	30,775,000
Licence and spectrum fees | Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Intangible assets, including assets held for sale			17,128
Transfer of assets held for sale			(1,334)
Balance at the beginning of the period	16,954,000	15,794
Exchange movements	(398,000)	(548,000)
Decrease through loss of control of subsidiary, intangible assets and goodwill	(779,000)
Amortisation charge for the year	1,758,000	1,780,000
Disposals	(158,000)	(72,000)
Balance at the end of the period	€ 17,377,000	16,954,000
Licence and spectrum fees | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Licence and spectrum fees | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	25 years
Computer software
Changes in Intangible Assets and Goodwill
Net book value	€ 4,872,000	4,814,000
Computer software | Cost
Changes in Intangible Assets and Goodwill
Intangible assets, including assets held for sale			15,729
Transfer of assets held for sale			(201)
Balance at the beginning of the period	16,962,000	15,528
Exchange movements	(233,000)	(174,000)
Decrease through loss of control of subsidiary, intangible assets and goodwill	222,000
Arising on acquisition		11,000
Additions	2,261,000	2,193,000
Disposals	1,381,000	499,000
Other	26,000	(97,000)
Balance at the end of the period	17,413,000	16,962,000
Computer software | Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Intangible assets, including assets held for sale			10,927
Transfer of assets held for sale			(160)
Balance at the beginning of the period	12,148,000	10,767
Exchange movements	(183,000)	(152,000)
Decrease through loss of control of subsidiary, intangible assets and goodwill	(173,000)
Amortisation charge for the year	2,105,000	2,106,000
Disposals	(1,357,000)	(486,000)
Other	1,000	(87,000)
Balance at the end of the period	€ 12,541,000	12,148,000
Computer software | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Computer software | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	5 years
Brands | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	1 year
Brands | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	10 years
Customer bases | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	2 years
Customer bases | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	15 years
Others
Changes in Intangible Assets and Goodwill
Net book value	€ 231,000	777,000
Others | Cost
Changes in Intangible Assets and Goodwill
Intangible assets, including assets held for sale			7,446
Transfer of assets held for sale			(152)
Balance at the beginning of the period	7,430,000	7,294
Exchange movements	(72,000)	158,000
Arising on acquisition		5,000
Additions	3,000	3,000
Disposals	6,000	30,000
Other	(10,000)
Balance at the end of the period	7,345,000	7,430,000
Others | Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Intangible assets, including assets held for sale			5,767
Transfer of assets held for sale			€ (152)
Balance at the beginning of the period	6,653,000	5,615
Exchange movements	(65,000)	133,000
Amortisation charge for the year	536,000	935,000
Disposals	(6,000)	(30,000)
Other	(4,000)
Balance at the end of the period	€ 7,114,000	€ 6,653,000